October 23, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20002

RE: The Registration Statement filed on Form N-14 under the Securities Act of 1933 (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”), of the Waycross Independent Trust (File No. 333-248896)

Ladies and Gentlemen:

On behalf of Waycross Independent Trust (the “Trust”), we enclose Pre-Affective Amendment No. 1 (the “Amendment”) to the Registration/Proxy Statement on Form N-14 (the “Registration/Proxy Statement”) under the 1933 Act and the 1940 Act. The Amendment incorporates changes to the Registration/Proxy Statement that respond to comments from the staff of the Commission (the “Staff”) provided on October 19, 2020. The Trust submitted its response letter via EDGAR under separate cover addressing the Staff’s comments.

Pursuant to Rule 461 under the 1933 Act, the Trust and Ultimus Fund Distributors, LLC (the “Underwriter”), as the principal underwriter of the Trust’s shares, hereby request that the Commission declare the Registration/Proxy Statement effective at 5:00 p.m. Eastern time on Friday, October 23, 2020, or as soon as practicable thereafter.

If you have any questions concerning the foregoing, please contact Bo J. Howell at (509) 279-8202 or Bo.Howell@Practus.com.

Very truly yours,

/s/ Bo James Howell	/s/ Stephen L. Preston
Bo James Howell	Stephen L. Preston
Vice President	Broker Dealer, Chief Compliance Officer
Waycross Independent Trust	Ultimus Fund Distributors, LLC

BO JAMES HOWELL ● PARTNER

6224 Turpin Hills Drive ● Cincinnati, OH 45224 ● p: 509.279.8202

Practus, LLP ● Bo.Howell@Practus.com ● Practus.com